SCHEDULE OF SUBSIDIARIES (Details)	6 Months Ended
Jun. 30, 2025
Chaince Securities, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Date of acquisition / registration	Apr. 12, 2023
Place of establishment / incorporation	United States
Percentage of legal ownership	100.00%
Chaince Securities, LLC [Member]
Restructuring Cost and Reserve [Line Items]
Date of acquisition / registration	Dec. 06, 2024
Place of establishment / incorporation	United States
Percentage of legal ownership	100.00%
Ucon Capital (HK) Limited [Member]
Restructuring Cost and Reserve [Line Items]
Date of acquisition / registration	May 21, 2019
Place of establishment / incorporation	Hong Kong
Percentage of legal ownership	100.00%
Chaince (Shenzhen) Consulting Co., Ltd. [Member]
Restructuring Cost and Reserve [Line Items]
Date of acquisition / registration	Jul. 23, 2025
Place of establishment / incorporation	China
Percentage of legal ownership	100.00%
Mercurity Fintech Technology Holding Inc [Member]
Restructuring Cost and Reserve [Line Items]
Date of acquisition / registration	Jul. 15, 2022
Place of establishment / incorporation	United States
Percentage of legal ownership	100.00%
Mercurity Limited [Member]
Restructuring Cost and Reserve [Line Items]
Date of acquisition / registration	May 21, 2019	[1]
Place of establishment / incorporation	British Virgin Islands	[1]
Percentage of legal ownership	100.00%	[1]
Beijing Lianji Future Technology Co., Ltd. [Member]
Restructuring Cost and Reserve [Line Items]
Date of acquisition / registration	May 21, 2019	[1]
Place of establishment / incorporation	China	[1]
Percentage of legal ownership	100.00%	[1]
Aifinity Base Limited [Member]
Restructuring Cost and Reserve [Line Items]
Date of acquisition / registration	Feb. 05, 2025	[1]
Place of establishment / incorporation	Hong Kong	[1]
Percentage of legal ownership	51.00%	[1]
Yingke Precision (Shenzhen) Intelligent Manufacturing Technology Co., Ltd. [Member]
Restructuring Cost and Reserve [Line Items]
Date of acquisition / registration	Mar. 07, 2025	[1]
Place of establishment / incorporation	China	[1]
Percentage of legal ownership	51.00%	[1]

[1]	Note: Mercurity Limited, Beijing Lianji Future Technology Co., Ltd., Aifinity Base Limited, and Yingke Precision (Shenzhen) Intelligent Manufacturing Technology Co., Ltd. have not actually conducted any business and we have decided to deregister them all.